Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

There were no transfers between Level 1 and Level 2 in 2025 and 2024.

	Fair Value Measurements at
	December 31, 2025 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$31,772	$-	$31,772	$-
State and political subdivisions	9	-	9	-
Mortgage backed securities and collateralized mortgage obligations - residential	206,290	-	206,290	-
Corporate bonds	59,932	-	59,932	-
Small Business Administration - guaranteed participation securities	11,710	-	11,710	-
Other	705	-	705	-

Total securities available for sale	$310,418	$-	$310,418	$-

	Fair Value Measurements at
	December 31, 2024 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$85,617	$-	$85,617	$-
State and political subdivisions	18	-	18	-
Mortgage backed securities and collateralized mortgage obligations - residential	213,128	-	213,128	-
Corporate bonds	44,581	-	44,581	-
Small Business Administration - guaranteed participation securities	14,141	-	14,141	-
Other	700	-	700	-

Total securities available for sale	$358,185	$-	$358,185	$-

Assets Measured at Fair Value on Non-Recurring Basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2025 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,394	$-	$-	$1,394	Sales comparison approach	Adjustments for differences between comparable sales	0% - 58% (29%)
Individually evaluated loans:
Real estate mortgage - 1 to 4 family	86	-	-	86	Sales comparison approach	Adjustments for differences between comparable sales	0% - 52% (26%)

Fair Value Measurements at
December 31, 2024 Using:
Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(dollars in thousands)	Value	(Level 1)	(Level 2)	(Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$2,174	$-	$-	$2,174	Sales comparison approach	Adjustments for differences between comparable sales	0% - 44% (18%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2025 and 2024 are as follows:

		Fair Value Measurements at
(dollars in thousands)	Carrying	December 31, 2025 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$730,427	730,427	-	-	730,427
Securities available for sale	310,418	-	310,418	-	310,418
Held to maturity securities	4,339	-	4,389	-	4,389
Federal Reserve Bank and
Federal Home Loan Bank stock	6,601	N/A	N/A	N/A	N/A
Net loans	5,200,255	-	-	4,803,366	4,803,366
Accrued interest receivable	13,828	325	1,266	12,237	13,828
Financial liabilities:
Demand deposits	814,908	814,908	-	-	814,908
Interest bearing deposits	4,742,509	2,604,094	2,132,833	-	4,736,927
Short-term borrowings	120,054	-	120,054	-	120,054
Accrued interest payable	3,646	159	3,487	-	3,646

		Fair Value Measurements at
(dollars in thousands)	Carrying	December 31, 2024 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$641,812	641,812	-	-	641,812
Securities available for sale	358,185	-	358,185	-	358,185
Held to maturity securities	5,365	-	5,306	-	5,306
Federal Reserve Bank and
Federal Home Loan Bank stock	6,507	N/A	N/A	N/A	N/A
Net loans	5,047,810	-	-	4,589,822	4,589,822
Accrued interest receivable	13,194	271	1,317	11,606	13,194
Financial liabilities:
Demand deposits	762,101	762,101	-	-	762,101
Interest bearing deposits	4,628,882	2,579,123	2,038,200	-	4,617,323
Short-term borrowings	84,781	-	84,781	-	84,781
Accrued interest payable	3,817	216	3,601	-	3,817